Commitments and contingencies (Details) - Schedule of commitments for minimum lease payment under these operating leases	Dec. 31, 2020 USD ($)
Schedule of commitments for minimum lease payment under these operating leases [Abstract]
2021	$ 190,650
2022	14,513
Total minimum payments required	$ 205,163